CLAIMS AND LAWSUITS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	$ 30	$ 95	$ 240
Litigation and Investigation Costs	72	12	31
Cash Payments	(36)	(78)	(181)
Other	0	1	5
Litigation reserve, Balances at End of Period	66	30	95
Claims, lawsuits, and regulatory proceedings | Continuing operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	30	95	240
Litigation and Investigation Costs	55	12	31
Cash Payments	(36)	(78)	(181)
Other	0	1	5
Litigation reserve, Balances at End of Period	49	30	95
Claims, lawsuits, and regulatory proceedings | Discontinued operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	0	0	0
Litigation and Investigation Costs	17	0	0
Cash Payments	0	0	0
Other	0	0	0
Litigation reserve, Balances at End of Period	$ 17	$ 0	$ 0